Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Trade receivables	£ 1,829	£ 1,682
Loss allowance	(87)	(79)	£ (56)
Trade receivables before prepayments and accrued income	1,742	1,603
Prepayments and accrued income	224	219
Net finance lease receivable	49	57	£ 63
Total	£ 2,015	£ 1,873